Employee Benefits - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2022 MXN ($)
Disclosure of defined benefit plans [line items]
2023	$ 1,034
2024	572
2025	635
2026	624
2027	719
2028 to 2032	4,237
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2023	747
2024	345
2025	419
2026	414
2027	509
2028 to 2032	3,118
Seniority Premiums
Disclosure of defined benefit plans [line items]
2023	266
2024	205
2025	192
2026	185
2027	182
2028 to 2032	928
Post-Retirement Medical Services
Disclosure of defined benefit plans [line items]
2023	21
2024	22
2025	24
2026	25
2027	28
2028 to 2032	$ 191